INCOME TAXES - Components of deferred tax assets and liabilities (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Deferred tax assets:
Reserves and Allowances	¥ 61,842	¥ 56,349
Intangibles	11,331	14,393
Inventories		5,291
Investments in securities	14,646	14,719
Asset retirement obligation	2,495	1,862
Leases	944	1,275
Other	16,711	14,039
Total deferred tax assets	107,969	107,928
Deferred tax liabilities:
Inventories	150,082	138,445
Property and equipment	26,377	29,341
Prepaid Expenses	108	107
Intangible assets, including software	5,118	6,611
Leases	723
Other	881
Total deferred tax liabilities	183,289	174,504
Net deferred tax liabilities	75,320	66,576
Valuation allowance for deferred tax assets	¥ 0	¥ 0